Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 5,500	$ 4,582
Short-term investments	0	2,998
Accounts receivable, net of allowances of $102 and $116	1,896	1,788
Equipment installment plan receivables, net	1,930	2,378
Accounts receivable from affiliates	40	36
Inventories	1,111	1,295
Asset purchase deposit	2,203	0
Other current assets	1,537	1,813
Total current assets	14,217	14,890
Property and equipment, net	20,943	20,000
Goodwill	1,683	1,683
Spectrum licenses	27,014	23,955
Other intangible assets, net	376	594
Equipment installment plan receivables due after one year, net	984	847
Other assets	674	444
Total assets	65,891	62,413
Current liabilities
Accounts payable and accrued liabilities	7,152	8,084
Payables to affiliates	125	135
Short-term debt	354	182
Deferred revenue	986	717
Other current liabilities	405	410
Total current liabilities	9,022	9,528
Long-term debt	21,832	20,461
Long-term debt to affiliates	5,600	5,600
Tower obligations	2,621	2,658
Deferred tax liabilities	4,938	4,061
Deferred rent expense	2,616	2,481
Other long-term liabilities	1,026	1,067
Total long-term liabilities	38,633	36,328
Commitments and contingencies (Note 12)
Stockholders’ equity
5.50% Mandatory Convertible Preferred Stock Series A, par value $0.00001 per share, 100,000,000 shares authorized; 20,000,000 and 20,000,000 shares issued and outstanding; $1,000 and $1,000 aggregate liquidation value	0	0
Common Stock, par value $0.00001 per share, 1,000,000,000 shares authorized; 827,768,818 and 819,773,724 shares issued, 826,357,331 and 818,391,219 shares outstanding	0	0
Additional paid-in capital	38,846	38,666
Treasury stock, at cost, 1,411,487 and 1,382,505 shares issued	(1)	0
Accumulated other comprehensive income (loss)	1	(1)
Accumulated deficit	(20,610)	(22,108)
Total stockholders’ equity	18,236	16,557
Total liabilities and stockholders’ equity	$ 65,891	$ 62,413